Securities - Schedule of Fair Value of Debt Securities Measured and Equity Securities Designated at FVOCI (Detail) - CAD ($) $ in Millions	Jan. 31, 2025	Oct. 31, 2024
Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	$ 78,994	$ 76,359
Gross unrealized gains on FVOCI securities	72	50
Gross unrealized losses on FVOCI securities	(298)	(388)
Financial assets measured at fair value through other comprehensive income	78,768	76,021
Unrealized gain losses on FVOCI securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	79,964	77,012
Gross unrealized gains on FVOCI securities	130	101
Gross unrealized losses on FVOCI securities	(333)	(420)
Financial assets measured at fair value through other comprehensive income	79,761	76,693
Unrealized gain losses on FVOCI securities [member] | Canadian federal government [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	13,693	11,715
Gross unrealized gains on FVOCI securities	3	1
Gross unrealized losses on FVOCI securities	(36)	(31)
Financial assets measured at fair value through other comprehensive income	13,660	11,685
Unrealized gain losses on FVOCI securities [member] | Other Canadian governments [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	15,366	16,506
Gross unrealized gains on FVOCI securities	6	9
Gross unrealized losses on FVOCI securities	(121)	(101)
Financial assets measured at fair value through other comprehensive income	15,251	16,414
Unrealized gain losses on FVOCI securities [member] | U.S. Treasury and agencies [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	29,900	29,362
Gross unrealized gains on FVOCI securities	28	10
Gross unrealized losses on FVOCI securities	(108)	(220)
Financial assets measured at fair value through other comprehensive income	29,820	29,152
Unrealized gain losses on FVOCI securities [member] | Other foreign governments [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	5,717	5,542
Gross unrealized gains on FVOCI securities	23	22
Gross unrealized losses on FVOCI securities	(3)	(4)
Financial assets measured at fair value through other comprehensive income	5,737	5,560
Unrealized gain losses on FVOCI securities [member] | Mortgage backed securities [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	3,579	3,493
Gross unrealized gains on FVOCI securities	1
Gross unrealized losses on FVOCI securities	(23)	(23)
Financial assets measured at fair value through other comprehensive income	3,557	3,470
Unrealized gain losses on FVOCI securities [member] | Asset backed securities [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	734	656
Gross unrealized gains on FVOCI securities	2	1
Financial assets measured at fair value through other comprehensive income	736	657
Unrealized gain losses on FVOCI securities [member] | Corporate debt [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	10,005	9,085
Gross unrealized gains on FVOCI securities	9	7
Gross unrealized losses on FVOCI securities	(7)	(9)
Financial assets measured at fair value through other comprehensive income	10,007	9,083
Unrealized gain losses on FVOCI securities [member] | Corporate equity [member] | Equity Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	970	653
Gross unrealized gains on FVOCI securities	58	51
Gross unrealized losses on FVOCI securities	(35)	(32)
Financial assets measured at fair value through other comprehensive income	$ 993	$ 672